Inventory	9 Months Ended
Sep. 30, 2019
Inventory [Abstract]
Inventory

2.    Inventory

Inventory consisted of the following (in thousands):

	September 30, 2019	December 31, 2018
Finished goods	$1,308	$948
Raw materials	621	401
	$1,929	$1,349

Finished goods primarily include product ready for shipment, as well as promotional merchandise held for sale. Raw materials primarily include ingredients, concentrate and packaging.